COMMITMENTS (Tables)	12 Months Ended
Dec. 29, 2018
COMMITMENTS
Minimum annual rental commitments on operating leases
Year	(In millions)

2019	$47.7
2020	38.9
2021	29.4
2022	18.8
2023	12.9
2024 and thereafter	37.1

Total minimum lease payments	$184.8